LONG-TERM DEBT AND OTHER FINANCIAL DEBT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
LONG-TERM DEBT AND OTHER FINANCIAL DEBT [Abstract]
Balances of long-term financial debt
Balances of long-term financial debt at June 30, 2013 and December 31, 2012:

				At June 30, 2013 (unaudited)				At December 31, 2012
	Financial institution /			Nominal value
Borrower	Other	Due-year		Current		Noncurrent	Total	Total

Ultrapetrol (Bahamas) Ltd.	Private Investors	June 2021		$-		$200,000	$200,000	$-
Ultrapetrol (Bahamas) Ltd.	Private Investors	-		-		-	-	180,000
Ultrapetrol (Bahamas) Ltd.	Private Investors	-	(1)	-		-	-	-
UP Offshore Apoio Marítimo Ltda.	DVB AG	Through 2016		900		5,500	6,400	6,850
UP Offshore (Bahamas) Ltd.	DVB AG	Through 2016		4,300		27,500	31,800	42,225
UP Offshore (Bahamas) Ltd.	DVB AG	Through 2017		2,000		10,000	12,000	13,000
UP Offshore (Bahamas) Ltd.	DVB SE + Banco Security	Through 2018		3,333		29,167	32,500	34,166
Ingatestone Holdings Inc.	DVB AG	-		2,019		6,606	8,625	13,800
Ingatestone Holdings Inc.	Natixis	-		-		-	-	5,175
Ingatestone Holdings Inc.	DVB SE + NIBC	-		-		-	-	20,850
Ingatestone Holdings Inc.	DVB NV + NIBC + ABN Amro	Through 2017		4,470		35,749	40,219	-
UP Offshore Apoio Marítimo Ltda.	BNDES	Through 2027		1,110		14,153	15,263	15,818
Stanyan Shipping Inc.	Natixis	Through 2017		1,108		4,984	6,092	6,546
Hallandale Commercial Corp.	Nordea	-		-		-	-	5,644
UABL Paraguay S.A.	IFC	Through 2020		2,174		19,565	21,739	22,826
UABL Paraguay S.A.	OFID	Through 2020		1,304		11,739	13,043	13,695
UABL Barges and others	IFC	Through 2020		3,044		27,391	30,435	31,957
UABL Paraguay S.A. and Riverpar S.A.	IFC	Through 2021		1,765		12,353	14,118	15,000
UABL Paraguay S.A. and Riverpar S.A.	OFID	Through 2021		1,177		8,234	9,411	10,000
At June 30, 2013				$28,704	(2)	$412,941	$441,645
At December 31, 2012				$49,031		$388,521		$437,552

(1)	On January 23, 2013, the Company repaid the 2017 Senior Convertible Notes. See Note 3.b).
(2)
Excludes the 2014 Senior Notes which were disclosed as current liabilities in the unaudited condensed consolidated balance sheet under the caption "2014 Senior Notes and accrued interest". See Note 3.a).

Balances of long-term financial debt were as follows:

			At December 31,
			2012			2011
	Financial institution /		Nominal value
Borrower	Other	Due-year (1)	Current	Noncurrent	Total	Total

Ultrapetrol (Bahamas) Ltd.	Private Investors	November 2014	$-	$180,000	$180,000	$180,000
Ultrapetrol (Bahamas) Ltd.	Private Investors	January 2013	80,000	-	-	80,000
UP Offshore Apoio Marítimo Ltda.	DVB AG	Through 2016	900	5,950	6,850	7,750
UP Offshore (Bahamas) Ltd.	DVB AG	Through 2016	12,575	29,650	42,225	38,250
UP Offshore (Bahamas) Ltd.	DVB AG	Through 2017	2,000	11,000	13,000	15,000
UP Offshore (Bahamas) Ltd.	DVB SE + Banco Security	Through 2018	3,333	30,833	34,166	37,500
Ingatestone Holdings Inc.	DVB AG	-	5,639	8,161	13,800	15,525
Ingatestone Holdings Inc	Natixis	March 2013	5,175	-	5,175	15,525
UP Offshore Apoio Marítimo Ltda.	BNDES	Through 2027	1,110	14,708	15,818	16,928
Stanyan Shipping Inc.	Natixis	Through 2017	1,108	5,438	6,546	9,303
Hallandale Commercial Corp.	Nordea	April 2013	5,644	-	5,644	7,212
UABL Paraguay	IFC	Through 2020	2,174	20,652	22,826	25,000
UABL Paraguay	OFID	Through 2020	1,304	12,391	13,695	15,000
UABL Barges and others	IFC	Through 2020	3,044	28,913	31,957	35,000
UABL Paraguay and Riverpar	IFC	Through 2021	1,765	13,235	15,000	15,000
UABL Paraguay and Riverpar	OFID	Through 2021	1,176	8,824	10,000	-
Ingatestone Holdings Inc.	DVB SE + NIBC	-	2,084	18,766	20,850	-
At December 31, 2012			$129,031	$388,521	$517,552
At December 31, 2011			$21,504	$491,489		$517,552

  (1)  See the descriptions below.

Aggregate annual future payments due to the long-term financial debt
Aggregate annual future payments due to the long-term financial debt were as follows:

Year ending December 31

2013	$129,031
2014	208,716
2015	24,098
2016	49,091
2017	40,022
Thereafter	66,594
Total	$517,552

9% First Preferred Ship Mortgage Notes due 2014